OTHER INCOME (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Oregon Energy LLC
OTHER INCOME
Schedule of other nonoperating income

	Three Months Ended		Six Months Ended
	December 31,		December 31,
	2025	2024	2025	2024
Bank Charges	$36	$—	$36	$—
Consulting fees	22,353	—	35,845	—
IT expenses	1,052	—	1,261	—
Occupancy expenses	—	—	75,368	—
Salary and wages	4,334	—	5,359	—
Total	$27,775	$—	$117,869	$—

	2025	2024
Consulting fees	$80,962	$—
IT expenses	330	—
Occupancy expenses	124	—
Salary and wages	2,141	—
Total	$83,557	$—